As filed with the Securities and Exchange Commission on June 18,
1999
Registration Nos. 002-99861
811-04395

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

POST-EFFECTIVE AMENDMENT NO.    42
to the
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

and

POST-EFFECTIVE AMENDMENT NO.    43
to the
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940


SMITH BARNEY MUNI FUNDS
(Formerly, Smith Barney Muni Bond Funds)
(Exact name of Registrant as specified in the Declaration of Trust)

388 Greenwich Street, New York, New York 10013
(Address of principal executive offices)

(212) 816-6474
(Registrant's telephone number)

Christina T. Sydor
388 Greenwich Street New York, New York 10013 (22nd floor)
(Name and address of agent for service)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[   ]	immediately upon filing pursuant to paragraph (b)
[   ]	on (date) pursuant to paragraph (b)
[   ]	60 days after filing pursuant to paragraph (a)(1)
[   ]	on (date) pursuant to paragraph (a)(1)
[ X ]	75 days after filing pursuant to paragraph (a)(2)
[   ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[   ]	this post-effective amendment designates a new effective
date for a previously filed post-effective amendment.



CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits


PART A

                                                                   DRAFT 6/15/99

--------------------------
[Logo]

Smith Barney Mutual Funds

Investing for your future.

Every day.
--------------------------



Prospectus          Smith Barney
                    Mutual Funds

--------------------------------------------------------------------------------

July 29, 1999     Massachusetts Money Market Portfolio

                        Class A and Y Shares



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


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

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

      Investments, risks and expenses.........  4

      More on the fund's investments..........  8

      Management..............................  9

      Choosing a class of shares to buy....... 10

      Salomon Smith Barney Brokerage
        Accounts.............................. 11

      Deferred sales charges.................. 12

      Buying shares........................... 13

      Exchanging shares....................... 14

      Redeeming shares........................ 16

      Other things to know about
       share transactions..................... 18

      Dividends, distributions and taxes...... 20

      Share price............................. 22


You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.



Massachusetts Money Market Portfolio

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

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Investments, risks and expenses
--------------------------------------------------------------------------------

Principal investment strategies

Investment objective The fund seeks to provide income exempt from both federal income taxes and Massachusetts personal income taxes.

Key investments The fund invests at least 80% of its assets in short-term high quality Massachsuetts municipal securities. These include securities issued by the Commonwealth of Massachusetts and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from Massachusetts state personal income taxes. All of the securities in which the fund invests are rated in one of the two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securities of issuers which it believes present minimal credit risk. In selecting individual securities, the manager:

 . Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

 . May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

 . Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities

 . Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other municipal short-term debt instruments or money market funds, if:

 . Interest rates rise, causing the value of the fund's portfolio to decline
 . The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

 . Massachusetts municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Massachusetts municipal issuers

 . Unfavorable legislation affects the tax-exempt status of municipal securities . The manager's judgment about the attractiveness, value, income potential or credit quality of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal and Massachusetts state personal taxation. The fund may realize taxable gains on the sale of its securities. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than Massachusetts.

Who may want to invest  The fund may be an appropriate investment if you:

 . Are a Massachusetts taxpayer in a high federal tax bracket seeking current income exempt from Massachusetts and federal taxation
 . Seeking exposure to short-term municipal securities at a minimum level of additional risk
 . Are looking to allocate a portion of your assets to money market securities


Massachusetts Money Market Portfolio
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[GRAPHIC]



Because this fund has not yet commenced operations, the fund does not have the historical performance information in bar chart and table form which appears in this location in the other Smith Barney Muni Funds prospectuses.

Fee table
This table sets forth the estimated fees and expenses you will pay if you invest in fund shares.
--------------------------------------------------------------------------------
 Shareholder fees
--------------------------------------------------------------------------------

 (fees paid directly from your investment)            Class A   Class Y

 Maximum sales charge (load) imposed on purchases       None      None

 Maximum deferred sales charge (load)                   None*     None

 Annual fund operating expenses

 (expenses deducted from fund assets)

 Management fees                                         .50%      .50%

 Distribution and service (12b-1) fees                   .10%     None

 Other expenses                                          .10%      .10%
                                                         ---       ---
 Total annual fund operating expenses                    .70%      .60%
                                                         ===       ===


* Class A Shares acquired through an exchange for shares of another Smith Barney Mutual Fund which were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 .  You reinvest all distributions and dividends without a sales charge
 .  The fund's operating expenses remain the same
 .  Redemption at the end of the period

--------------------------------------------------------------------------------
 Number of years you own your shares
--------------------------------------------------------------------------------
                                         1 year   3 years

Class A                                  $        $

Class Y                                  $        $



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                                                                             -7-

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--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

Massachusetts municipal securities Massachusetts municipal securities include debt obligations issued by certain non-Massachusetts governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on Massachusetts municipal securities is exempt from federal income tax and Massachusetts personal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation and revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Structured securities The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or partnership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the performance of the fund.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of taxable money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

Manager The fund's investment manager is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Management fees The manager will receive an advisory fee equal to 0.50% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.


Massachusetts Money Market Portfolio
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

[GRAPHIC]

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                               Initial             Additional
                                       -----------------------------------------
--------------------------------------------------------------------------------

                                         Class A    Class Y        All Classes

General                                   $1,000  $15 million          $50

Monthly Systematic Investment Plans       $   25      n/a              $25

--------------------------------------------------------------------------------
Quarterly Systematic Investment Plans     $   50      n/a              $50
--------------------------------------------------------------------------------

Uniform Gift to Minors Accounts           $  250  $15 million          $50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Salomon Smith Barney Brokerage Accounts
--------------------------------------------------------------------------------

If you maintain certain types of securities brokerage accounts with Salomon Smith Barney, you may request that your free credit balances (i.e., immediately available funds) be invested automatically in Class A shares of a designated money market fund either daily or weekly. A complete record of fund dividends, purchases and redemptions will be included on your regular Salomon Smith Barney brokerage statement. In addition to this sweep service, shareholders of Salomon Smith Barney FMA PLUS/SM/ accounts may also take advantage of: a free IRA, free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year, gain/loss analysis and online computer access to account information. Contact your Salomon Smith Barney Financial Consultant for more complete information.



Massachusetts Money Market Portfolio
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

[GRAPHIC]


--------------------------------------------------------------------------------
Deferred sales charges
--------------------------------------------------------------------------------

If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

 .  Shares exchanged for shares of another Smith Barney fund
 .  Shares that represent reinvested distributions and dividends
 .  Shares that are no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for Class A shares will generally be waived:

 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Through a           You should contact your Salomon Smith Barney Financial Consultant or
Salomon Smith       dealer representative to open a brokerage account and make arrangements to
Barney              buy shares.
Financial
Consultant or       If you do not provide the following information, your order will be rejected:
dealer
representative      .  Class of shares being bought
                    .  Dollar amount or number of shares being bought

                    You should pay for your shares through your brokerage account no later than the third business day after you place your order.  Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
-------------------------------------------------------------------------------------------------


Through the         Certain investors who are clients of the selling group are eligible to buy
fund's              shares
transfer            directly from the fund.
agent
                    .  Write the transfer agent at the following address:

                    Smith Barney Massachusetts Money Market Portfolio
                    Smith Barney Muni Funds
                    (Specify class of shares)
                    c/o First Data Investor Services Group, Inc.
                    P.O. Box 5128
                    Westborough, Massachusetts 01581-5128

                    .  Enclose a check to pay for the shares.  For initial purchases, complete and send an account application.

                    .  For more information, call the transfer agent at 1-800-451-2010.
-------------------------------------------------------------------------------------------------
Through a           You may authorize Salomon Smith Barney, your dealer representative or the
systematic          transfer agent to transfer funds automatically from a regular bank account to
investment          buy shares on a regular basis.
plan
                    .  Amounts transferred should be at least:  $25 monthly or $50 quarterly

                    .  If you do not have sufficient funds in your account on a transfer date,
                    Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                    For more information, contact your Salomon Smith Barney Financial
                    Consultant, dealer representative or the transfer agent or consult the SAI.



Massachusetts Money Market Portfolio

                                                                       [GRAPHIC]

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

[GRAPHIC]

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

Smith           You should contact your Salomon Smith Barney Financial Consultant or
Barney          dealer representative to exchange into other Smith Barney funds.  Be sure to
offers a        read the prospectus of the Smith Barney fund you are exchanging into.
distinctive
family of       .  You may exchange shares only for shares of the same class of another
funds           Smith Barney fund.  Not all Smith Barney funds offer all classes.
tailored to
help meet       .  Not all Smith Barney funds may be offered in your state of residence.
the varying     Contact your Salomon Smith Barney Financial Consultant, dealer
needs of        representative or the transfer agent.
both large
and small       .  You must meet the minimum investment amount for each fund investors
                .  If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

                .  The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
-------------------------------------------------------------------------------------------------
Sales           Your shares may be subject to an initial sales charge at the time of the
charges         exchange.  For more information, contact your Salomon Smith Barney
                Financial Consultant, dealer representative or the transfer agent.

                Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of another fund's shares subject to a deferred sales charge.
-------------------------------------------------------------------------------------------------
By              If you do not have a brokerage account, you may be eligible to exchange
telephone       shares through the transfer agent.  You must complete an authorization form to authorize telephone transfers.  If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open.  Call the transfer agent at
                1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).  Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                You can make telephone exchanges only between accounts that have identical registrations.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
By mail         If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

Massachusetts Money Market Portfolio
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

[GRAPHIC]

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

Generally       Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

                If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                Smith Barney Massachusetts Money Market Portfolio
                Smith Barney Muni Funds
                (Specify class of shares)
                c/o First Data Investor Services Group, Inc.
                P.O. Box 5128
                Westborough, Massachusetts 01581-5128

                Your written request must provide the following:

                .  Your account number

                . The class of shares and the dollar amount or number of shares to be redeemed

                .  Signatures of each owner exactly as the account is registered


By              If you do not have a brokerage account, you may be eligible to redeem
telephone       shares in amounts up to $10,000 per day through the transfer agent.
                You must complete an authorization form to authorize telephone redemptions.  If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open.  Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time).
                Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form.  You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.
------------------------------------------------------------------------------------------
Automatic       You can arrange for the automatic redemption of a portion of your
cash            shares on a monthly or quarterly basis.  To qualify you must own
withdrawal      shares of the fund with a value of at least $10,000 and each automatic
plans           redemption must be at least $50.  If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                The following conditions apply:

                .  Your shares must not be represented by certificates

                .  All dividends and distributions must be reinvested

                For more information, contact your Salomon Smith Barney Financial
                Consultant or dealer representative or consult the SAI.


Massachusetts Money Market Portfolio
                                                                       [GRAPHIC]

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

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--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

     .  Name of the fund
     .  Account number
     .  Class of shares being bought, exchanged or redeemed
     . Dollar amount or number of shares being bought, exchanged or redeemed
     .  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .  Are redeeming over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.



Massachusetts Money Market Portfolio
                                                                       [GRAPHIC]

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Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund declares a dividend of substantially all of its net investment income on each day the New York Stock Exchange (NYSE) is open.
Income dividends are paid monthly. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

-----------------------------------------------------------------------------------------------
Transaction                         Federal tax status                Massachusetts tax
                                                                      status
-----------------------------------------------------------------------------------------------
Redemption or exchange of shares     Usually no gain or loss; loss    Usually no gain or loss;
                                     may result to extent of any      loss may result to extent
                                     deferred sales charge            of any deferred sales
                                                                      charge

Long-term capital gain               Taxable gain                     Taxable gain
distributions
Short-term capital gain              Ordinary income                  Ordinary income
distributions

Dividends                            Exempt if from interest on       Exempt if from interest
                                     tax-                             on Massachu-
                                     exempt securities, otherwise     setts municipal
                                     ordinary income                  securities, otherwise
                                                                      ordinary income
-----------------------------------------------------------------------------------------------

The fund anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.



Massachusetts Money Market Portfolio

[GRAPHIC]

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

[GRAPHIC]

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.


                                              Purchase is Effective
Form of Purchase Payment                      and Dividends Begin
-------------------------------------------------------------------------------------
 . Payment in federal funds           If received before      At the close of regular
 . Having a sufficient cash           the close of regular    trading on the Exchange
balance in your account with         trading on the          on that day
Salomon Smith Barney or a            Exchange:
selling group member
-------------------------------------------------------------------------------------
                                     If received after       At the close of regular
                                     the close of regular    trading on the Exchange
                                     trading on the          on the next business day
                                     Exchange:
-------------------------------------------------------------------------------------
 . Other forms of payment, with       At the close of regular trading on the Exchange
conversion into, or advance of,      on the next business day
federal funds by Salomon Smith
Barney or a selling group member
 . Other forms of payment
 received by the transfer agent
-------------------------------------------------------------------------------------


Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

[GRAPHIC]

Salomon Smith Barney(SM)
a member of citigroup [Symbol]

Massachusetts Money Market Portfolio
-- an investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-04395)
[FD00000 7/99]



PART B

Smith Barney Massachusetts Money Market Portfolio
Smith Barney Muni Funds
388 Greenwich Street
New York, NY 10013

Statement of Additional
Information
July 29,1999


	This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current prospectus of the Smith Barney Massachusetts Money Market Portfolio (the "fund") dated July 29, 1999, as amended or supplemented from time to time, and should be read in conjunction with the prospectus. Shares of the Smith Barney Muni Funds (the "trust") are offered currently with a choice of nine portfolios: the National Portfolio, the Limited Term Portfolio, the Florida Portfolio, the Georgia Portfolio, the New York Portfolio, the Pennsylvania Portfolio, the California Money Market Portfolio, the Massachusetts Money Market Portfolio and the New York Money Market Portfolio (collectively referred to as "funds"). All of the funds (except for the Massachusetts Money Market Portfolio) are contained in a combined SAI dated July 29, 1999. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. The fund's prospectus may be obtained free of charge from your Salomon Smith Barney Financial Consultant or by writing or calling the fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.


TABLE OF CONTENTS 	Page


Investment Objective and Management Policies	2
Trustees and Officers	7
Distribution	10
Purchase of Shares	11
Redemption of Shares	12
Valuation of Shares	14
Exchange Privilege	14
Performance Data	15
The Fund	16
Voting Rights	17
Taxes		17
Additional Information	19

Appendix A - Ratings Definitions	A-1
Appendix B - Special Considerations Relating to Massachusetts
Municipal
  Obligations	B-1




INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

	The prospectus discusses the fund's investment objective and policies. The following discussion supplements the description of the fund's investment policies in its prospectus.
SSBC Fund Management, Inc. ("SSBC" or the "Manager") serves as investment manager and administrator to the fund.

	Massachusetts Money Market Portfolio seeks to provide income exempt from federal income taxes and from Massachusetts personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquidity and stability. The Massachusetts Money Market Portfolio has a fundamental policy that, under normal market conditions, at least 80% of its total assets will be invested in securities that produce income that is exempt from federal income taxes (other than the alternative minimum tax) and from Massachusetts personal income taxes in the opinion of bond counsel for the various issuers.

	Municipal Obligations. In general, municipal obligations are debt obligations (bonds or notes) issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest on which is exempt from Federal income tax in the opinion of bond counsel to the issuer. Municipal obligations are issued to obtain funds for various public purposes, many of which may enhance the quality of life, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities.
They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations. In addition, the term "municipal obligations" includes certain types of industrial development bonds ("IDBs") issued by public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal.

	The two principal classifications of municipal obligations are "general obligation" and "revenue." General obligations are secured by a municipal issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of the principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Currently, the majority of the fund's municipal obligations are revenue bonds.

	For purposes of diversification and concentration under the Investment Company Act of 1940, as amended (the "1940 Act"), the identification of the issuer of municipal obligations depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an IDB or a pollution control revenue bond, if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Similar criteria apply for purposes of the diversification requirements under Subchapter
M of the Internal Revenue Code (the "Code").

	The yields on municipal obligations are dependent on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Nationally Recognized Statistical Ratings Organizations ("NRSROs") such as Moody's Investment Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent their opinions as to the quality to the municipal obligations that they undertake to rate. It should be emphasized, however, that such ratings are general and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields when purchased in the open market, while municipal obligations of the same maturity and coupon with different ratings may have the same yield.

	The fund may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher dealer discounts or other selling expenses than does the sale of securities that are not subject to restrictions on resale. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

	Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the manager believes to be a temporary disparity in the normal yield relationship between the two securities. The fund believes that, in general, the secondary market for tax-exempt securities in the fund's portfolios may be less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may be limited. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, but instead due to such factors as changes in the overall demand for or supply of various types of tax-exempt securities or changes in the investment objectives of investors.

	Municipal obligations also are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their Municipal Bonds may be materially affected.

	Money Market Instruments. The fund operates as a money market fund, and utilizes certain investment policies so that, to the extent reasonably possible, its price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. For example, the fund will not purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 13 months, or maintain a dollar-weighted average fund maturity in excess of 90 days.

	The fund's investments are limited to United States dollar-denominated instruments that, at the time of acquisition
(including any related credit enhancement features) have received a rating in one of the two highest categories for short-term debt obligations from the "Requisite NRSROs," securities of issuers that have received such a rating with respect to other comparable securities, and comparable unrated securities. "Requisite
NRSROs" means (a) any two nationally recognized statistical rating organizations NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such rating at the time that the fund acquires the security. The NRSROs currently designated as such by the SEC are S&P, Moody's, Duff and Phelps Inc., Fitch IBCA, Inc. ("Fitch") and Thomson BankWatch.

	The fund may invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the fund holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There a are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterpart who agrees to pay a floating municipal money market interest rate:; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

	Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the fund receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable. To the extent that certain of the fund's investments in these derivative products are deemed to be illiquid, such investments will be subject to the fund's 10% limitation on investments in illiquid securities.

	The fund intends to limit the risk of derivative products by purchasing only those derivative products that are consistent with the fund's investment objective and policies. The fund will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of the fund will not materially alter its risk profile and will be fully compliant with the fund's maturity guidelines.

	Stand-By Commitments. The fund may acquire "stand-by commitments" with respect to municipal obligations held in its funds. Under a stand-by commitment a dealer agrees to purchase, at the fund's option, specified municipal obligations at a specified price. The fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers that, in the opinion of the manager, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the manager will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. Because the fund invests in securities backed by banks and other financial institutions, change in the credit quality of these institutions could cause losses to the fund and effect its share price. The fund will acquire stand-by commitments solely to facilitate fund liquidity and do not intend to exercise their rights thereunder for trading purposes.

	Other Factors to be Considered. The fund anticipates being as fully invested as practicable in tax-exempt securities. The fund may invest in taxable investments due to market conditions or pending investment of proceeds from sales of shares or proceeds from the sale of fund securities or in anticipation of redemptions. However, the fund generally expects to invest the proceeds received from the sale of shares in municipal obligations as soon as reasonably possible, which is generally within one day. At no time will more than 20% of the fund's net assets be invested in taxable investments except when the manager has determined that market conditions warrant the fund adopting a temporary defensive investment posture. To the extent the fund's assets are invested for temporary defensive purposes, such assets will not be invested in a manner designed to achieve the fund's investment objective.

	From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may be introduced in the future. If one of these proposals were enacted, the availability of tax exempt obligations for investment by the funds and the value of the fund's would be affected. The fund's Board of Directors would then reevaluate the portfolio's investment objective and policies.

	Special Considerations Relating to Massachusetts Municipal Securities. See Appendix B for a discussion of the considerations relating to Massachusetts Municipal Securities.

	Private Activity Bonds. The fund may invest without limits in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent that the fund's dividends are derived from interest on those bonds.

	When-Issued Securities. The fund may purchase municipal bonds on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The payment obligation and the interest rate that will be received on the municipal bonds purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment. Although the fund will purchase municipal bonds on a when-issued basis only with the intention of actually acquiring the securities, the fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

	Municipal bonds are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, municipal bonds tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing municipal bonds on a when-issued basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To account for this risk, a separate account of the fund consisting of cash or liquid debt securities equal to the amount of the when-issued commitments will be established at the fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so the value of the account will equal the amount of such commitments by the fund. Placing securities rather than cash in the segregated account may have a leveraging effect on the fund's net assets. That is, to the extent the fund remains substantially fully invested in securities at the same time it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitments. Upon the settlement date of the when-issued securities, the fund will meet obligations from then-available cash flow, sale of securities held in the segregated account, sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from federal income taxes or individual state personal income tax.

	When the fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

	Short-Term Trading. Fund transactions will be undertaken principally to accomplish the fund's objective in relation to anticipated movements in the general level of interest rates, but the fund may also engage in short-term trading consistent with its objective.

	Short-term Borrowing. The fund may borrow on a short-term basis in amounts of up to 5% of its assets in order to facilitate the settlement of fund securities transactions.

	Illiquid Securities. The fund will not invest more than 10% of the value of its total assets in illiquid securities, which may include certain derivative products and will include any repurchase transactions that do not mature within seven days.

	Portfolio Turnover. The fund's portfolio turnover rate (the lesser of purchases or sales of fund securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of fund securities) generally is not expected to exceed 100%, but the fund turnover rate will not be a limiting factor whenever the fund deems it desirable to sell or purchase securities. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities.

Investment Restrictions

	The fund is subject to certain restrictions and policies that are "fundamental," which means that they may not be changed without a "vote of a majority of the outstanding voting securities" of the fund, as defined under the 1940 Act and Rule 18f-2 thereunder (see "Voting"). The fund is subject to other restrictions and policies that are "non-fundamental" and which may be changed by the fund's Board of Trustees without shareholder approval, subject to any applicable disclosure requirements.

Fundamental Policies Without the approval of a majority of its outstanding voting securities, the fund may not:

1.	Issue "senior securities" as defined in the 1940 Act and
the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

2.	Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3.	Borrow money, except that (a) the fund may borrow from
banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and
(b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

4.	Make loans. This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its fund securities, to the fullest extent permitted under the 1940 Act.

5.	Engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of fund securities.

6.	Purchase or sell real estate, real estate mortgages, real
estate investment trust securities, commodities or commodity contracts, but this restriction shall not prevent the fund from
(a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; or (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies).

Nonfundamental Policies. As a nonfundamental policy, the fund may not:

1.	Purchase any securities on margin (except for such short-
term credits as are necessary for the clearance of purchases and sales of fund securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

2.	Purchase or otherwise acquire any security if, as a result,
more than 10% of its net assets would be invested in securities that are illiquid.

3.	Write or purchase put, call, straddle or spread options.

	All of the foregoing restrictions stated in terms of percentages will apply at the time an investment is made; a subsequent increase or decrease in the percentage that may result from changes in values or net assets will not result in a violation of the restriction.


TRUSTEES AND OFFICERS

	Set forth below is a list of each Trustee and executive officer of the fund, including a description of principal occupation during the last 5 years, age and address of each such person. All officers of the Trust have their business address at 388 Greenwich Street, New York, NY 10013.

LEE ABRAHAM, Trustee (Age 71).
Retired; formerly Chairman and Chief Executive Officer of
Associated Merchandising Corporation, a major retail merchandising and sourcing organization; His address is 106
Barnes Road, Stamford, Connecticut 06902.

ALLAN J. BLOOSTEIN, Trustee (Age 69).
President of Allan J. Bloostein Associates, a consulting firm; Director of CVS Corporation, a drug store chain, and Taubman Centers Inc., a real estate development company; Retired Vice Chairman and Director of The May Department Stores Company; His address is 27 West 67th Street, New York, New York 10023.

JANE DASHER, Trustee (Age 49).
Investment Officer of Korsant Partners, a family investment company; Prior to 1997, an Independent Financial Consultant; From
1975 to 1987 held various positions with Philip Morris Companies, Inc. including Director of Financial Services, Treasurers
Department.

DONALD R. FOLEY, Trustee (Age 76).
Retired, 3668 Freshwater Drive, Jupiter, Florida  33477. Formerly
Vice President of Edwin Bird Wilson, Incorporated (advertising).

RICHARD E. HANSON, Jr., Trustee (Age 57).
Head of School, New Atlanta Jewish Community High School,
Atlanta, Georgia, since September 1996; formerly Headmaster, The
Peck School, Morristown, New Jersey; prior to July 1, 1994,
Headmaster, Lawrence County Day School-Woodmere Academy,
Woodmere, New York; His address is 58 Ivy Chase, Atlanta, GA
30342.

PAUL HARDIN, Trustee (Age 68).
Professor of Law at University of North Carolina at Chapel Hill,
12083 Morehead, Chapel Hill, North Carolina 27514. Director of
The Summit Bancorporation.  Formerly, Chancellor of the
University of North Carolina at Chapel Hill.

*HEATH B. McLENDON, Chairman of the Board, President and Chief Executive Officer (Age 66). Managing Director of Salomon Smith Barney; Trustee or Director of 64 investment companies affiliated with Salomon Smith Barney; President of SSBC and Travelers Investment Advisors ("TIA"); former Chairman of Smith Barney Strategy Advisors Inc.

RODERICK C. RASMUSSEN, Trustee (Age 73).
Investment Counselor, 9 Cadence Court, Morristown, NJ 07960.
Formerly, Vice President of Dresdner and Company Inc. (investment counselors).

JOHN P. TOOLAN, Trustee (Age 68).
Retired, 13 Chadwell Place, Morristown, New Jersey, 07960. Trustee or director of ten investment companies associated with Smith Barney. Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney.

LEWIS E. DAIDONE, Senior Vice President and Treasurer (Age 41).
Managing Director of Salomon Smith Barney; Senior Vice President and Treasurer of 59 investment companies affiliated with Citigroup, and Director and Senior Vice President of the manager and TIA.

PETER M. COFFEY, Vice President and Investment Officer  (Age 55).
Managing Director of Salomon Smith Barney; Vice President of the
Manager and of five investment companies associated with Salomon
Smith Barney.

JOSEPH DEANE, Vice President and Investment Officer (Age 50).
Managing Director of Salomon Smith Barney and Investment Officer of SSBC; prior to July 1993, Senior Vice President and Managing
Director of Shearson Lehman Advisors.

JOSEPH BENEVENTO, Vice President and Investment Officer (Age 30).
Vice President of Smith Barney and Vice President of the fund and four investment companies associated with Salomon Smith Barney.

PAUL A. BROOK, Controller (Age 45).
Director of Salomon Smith Barney; Controller or Assistant Treasurer of 43 investment companies affiliated with Citigroup since 1998; Prior to 1998 Managing Director of AMT Capital Services Inc.; Prior to 1997, Partner with Ernst & Young LLP.

IRVING DAVID, Controller (California and New York Money Market portfolios) (Age 37).
Director of Salomon Smith Barney. Controller or Assistant Treasurer of 43 investment companies affiliated with Citigroup. Prior to March, 1994, Assistant Treasurer of First Investment Management Company.

CHRISTINA T. SYDOR, Secretary (Age 48).
Managing Director of Salomon Smith Barney and Secretary of 59 investment companies affiliated with Salomon Smith Barney;
Secretary and General Counsel of the Manager and TIA.

*Designates a Trustee that is an "interested person" as defined in the 1940 Act as amended. (Such persons are compensated by Salomon Smith Barney and are not separately compensated by the fund for serving as a fund officer or Trustee.

	The following table shows the compensation estimated to be paid by the fund to each person who will be a Trustee during the fund's current fiscal year. None of the officers of the trust received any compensation from the fund for such period.
Officers and interested Trustees of the trust are compensated by Salomon Smith Barney.

COMPENSATION TABLE

Name of Person
Estimated
Aggregate
Compensation
from Fund
For Fiscal
Year
Ending
03/31/99
Pension or
Retirement
Benefits
Accrued as
part of
Fund
Expenses
Total
Compensation
from Fund
Complex for
Calendar Year
Ended 12/31/98
Number of
Funds for
Which Person
Serves within
Fund Complex
as of
03/31/99
Lee Abraham++




Allan J.
Bloostein++




Jane F. Dasher++




Joseph H. Fleiss@




Donald R. Foley+




Richard E.
Hanson++




Paul Hardin




Heath B. McLendon*




Roderick C.
Rasmussen




John P. Toolan+




_________________________

*	Designates a person that is an "interested Trustee" of the
trust.
+	Pursuant to a deferred compensation plan, the indicated
persons elected to defer payment of the following amounts
of their compensation from the fund: Donald R. Foley -
$______, and John P. Toolan - $_____, and the following
amounts of their compensation from the fund Complex:
Donald R. Foley: $______, and John P. Toolan: $______.
++	Elected as of April 19, 1999, therefore no compensation was
paid by the trust through December 31, 1999.
@	Mr. Fleiss is a Trustee Emeritus.  Upon attainment of age
72 the fund's current Trustees may elect to change to emeritus status. Any Trustees elected or appointed to the Board in the future will be required to change to emeritus status upon attainment of age 80. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the trust's Trustees, together with reasonable out-of-pocket expenses for each meeting attended. For the last Fiscal year, the total paid to Emeritus Trustee by the fund was $_________.

	On _________ 1999, the Trustees and officers owned in the aggregate less than 1% of the outstanding shares of the fund.

Investment Manager and Administrator

	SSBC Fund Management, Inc. serves as investment manager to the fund pursuant to a written agreement (the "Advisory Agreement"). The services provided by the manager under the Advisory Agreement are described in the prospectus under "Management." The manager pays the salary of any officer and employee who is employed by both it and the fund. The manager bears all expenses in connection with the performance of its services. The manager is a wholly owned subsidiary of Citigroup Inc. ("Citigroup").

	The Management Agreement for the Massachusetts Money Market Portfolio provides for a management fee at the annual rate of 0.50% of the fund's average net assets.

	The Management Agreement further provides that all other expenses not specifically assumed by the manager under the Management Agreement on behalf of the fund are borne by the fund. Expenses payable by the fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders' and Trustees' meetings, filing fees and expenses relating to the registration and qualification of the fund's shares and the fund under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the fund's registration statements), fees of auditors and legal counsel, costs of performing fund valuations, out-of-pocket expenses of Trustees and fees of Trustees who are not "interested persons" as defined in the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses of each fund of the trust, including but not limited to the management fee, are charged to that fund, and general trust expenses are allocated among the funds on the basis of relative net assets.

	The manager has voluntarily agreed to waive its fees if in any fiscal year the aggregate expenses of any Class of the fund, exclusive of 12b-1 fees, taxes, brokerage, interest and extraordinary expenses, such as litigation costs, exceed the indicated percentage of the fund's average net assets for that fiscal year:

Massachusetts Money Market Portfolio
0.70%

	The foregoing expense limitations may be terminated at any time by the manager by notification to existing shareholders and by supplementing the relevant fund's then-current prospectus and/or SAI.

DISTRIBUTION

	Distributor. CFBDS, Inc., located at 20 Milk Street, Boston, MA 02109-5408, serves as the trust's distributor on a best efforts basis pursuant to a distribution agreement dated October 8, 1998 (the "Distribution Agreement"), which was approved by the trust's board of directors. Prior to the merger of Travelers Group, Inc. and Citicorp on October 8, 1998, Salomon Smith Barney served as the trust's distributor.

	The trust, on behalf of each fund, has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the 1940 Act under which a service fee is paid by each class of shares (other than Class Y shares) of each fund to Salomon Smith Barney in connection with shareholder service expenses. The service fee is equal to 0.10% of the average daily net assets.

Other Service Providers

Custodian

	All fund securities and cash owned by the fund will be held in the custody of PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103.

Auditors
	KPMG LLP, 345 Park Avenue, New York, New York 10154, has been selected as independent auditors to examine and report on the fund's financial statements for the fiscal year ending March
31, 2000.


PURCHASE OF SHARES

	Detailed information about the purchase, redemption and exchange of fund shares appears in the prospectus. The offers two classes of shares: Class A and Class Y. Class A shares of the fund are sold without an initial sales charge. These alternatives are designed to provide investors with the flexibility of selecting an investment best suited to his or her needs based on the amount of purchase, the length of time the investor expects to hold the shares and other circumstances.

	The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors without an initial or deferred sales charge but are subject to an ongoing service fee equal to 0.10% of average daily net assets of Class A shares.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a Dealer Representative. In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify which class is being purchased. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data Investor Services Group, Inc. ("First Data" or "transfer agent") are not subject to a maintenance fee.

Investors in Class A shares may open an account in a fund by making an initial investment of at least $1,000 for each account, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of a fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders received by the fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis.
The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase.


REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange, Inc. ("NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the fund's shareholders.

	If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians.
A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

	If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to 15 days or more.

Distributions in Kind

	If the Board of Directors of the fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of fund securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

	An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund.

	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant or their Financial Consultant, the Introducing Broker or dealer in the selling group. A shareholder who purchases shares directly through the Transfer Agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the Transfer Agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.


VALUATION OF SHARES

	The prospectus states that the net asset value of the fund's Classes of shares will be determined on any date that the New York Stock Exchange ("NYSE") is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

	The fund uses the "amortized cost method" for valuing fund securities pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The amortized cost method of valuation of the fund's securities (including any securities held in the separate account maintained for when-issued securities) involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of the fund's securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. During such periods the yield to investors in the fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its fund securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate fund value on a particular day, a prospective investor in the fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less (more) investment income. The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of the fund's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stable price, including maintaining a maximum dollar-weighted average fund maturity of 90 days, investing in securities that have or are deemed to have remaining maturities of only 13 months or less and investing in only United States dollar-denominated instruments determined by the fund's Board of Trustees to be of high quality with minimal credit risks and which are Eligible Securities (as defined below), there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause one of these fund's price per share to change from $1.00.

	An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of 397 days or less; (b)(i) is rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance, is rated in the three highest long-term rating categories by the requisite NRSROs, and whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined to be of comparable quality to any such rated security.


EXCHANGE PRIVILEGE

	Except as noted below, shareholders of certain Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

	A.	Class A shares of the fund will be subject to the
appropriate sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

	B.	Class Y shareholders of the fund who wish to exchange
all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

	The exchange privilege enables shareholders to acquire shares of the same Class in the fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of the fund into which an exchange is being considered. prospectuses may be obtained from a Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

	Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Additional Information Regarding Telephone Redemption and
Exchange Program.

	Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least sever (7) days prior notice to shareholders.


PERFORMANCE DATA

	From time to time, in advertisements and other types of sales literature, the fund may compare its performance to that of other mutual funds with similar investment objectives, to appropriate indices or rankings such as those compiled by Lipper Analytical Services, Inc. or to other financial alternatives.

	From time to time the fund may advertise its yield, effective yield and taxable equivalent yield. These yield figures are based on historical earnings and are not intended to indicate future performance. The yield refers to the net investment income generated by an investment in the fund over a specific seven-day period (which will be stated in the advertisement). This net investment income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. The tax equivalent yield also is calculated similarly to the yield, except that a stated income tax rate is used to demonstrate the taxable yield necessary to produce an after-tax yield equivalent to the tax-exempt yield of the fund.

	Performance information may be useful in evaluating the fund and for providing a basis for comparison with other financial alternatives. Since the performance of the fund changes in response to fluctuations in market conditions, interest rates and fund expenses, no performance quotation should be considered a representation as to the fund's performance for any future period.


THE FUND

	The interest of a shareholder is in the assets and earnings of the fund in which he or she holds shares. The Board of Trustees has authorized the issuance of shares in separate series, each representing shares in one of the separate funds. Pursuant to such authority, the Board may also authorize the creation of additional series of shares and additional classes of shares within any series. The investment objectives, policies and restrictions applicable to additional funds would be established by the Board of Trustees at the time such funds were established and may differ from those set forth in the prospectuses and this SAI. In the event of liquidation or dissolution of a portfolio or of the fund, shares of the fund are entitled to receive the assets belonging to that fund and a proportionate distribution, based on the relative net assets of the respective funds, of any general assets not belonging to any particular fund that are available for distribution.

	The Declaration of Trust may be amended only by a "majority shareholder vote" as defined therein, except for certain amendments that may be made by the Board of Trustees. The Declaration of Trust and the By-Laws of the fund are designed to make the fund similar in certain respects to an entity organized as a corporation. The principal distinction between the two forms of business organization relates to shareholder liability described below. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case with a corporation. The Declaration of Trust of the fund provides that shareholders shall not be subject to any personal liability for the acts or obligations of the fund and that every written obligation, contract, instrument or undertaking made by the fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

	Special counsel for the fund is of the opinion that no personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to (a) all types of claims in the latter jurisdictions; (b) tort claims; (c) contract claims where the provision referred to is omitted from the undertaking; (c) claims for taxes; and (d) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the fund; however, upon payment of any such liability the shareholder will be entitled to reimbursement from the general assets of the fund. The Board of Trustees intends to conduct the operations of the fund, with the advice of counsel, in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

	The Declaration of Trust further provides that no Trustee, officer or employee of the fund is liable to the fund or to a shareholder, except as such liability may arise from his or her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or its duties, nor is any Trustee, officer or employee personally liable to any third persons in connection with the affairs of the fund. It also provides that all third persons shall look solely to the fund property or the property of the appropriate portfolio of the fund for satisfaction of claims arising in connection with the affairs of the fund or a particular portfolio, respectively. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer or employee is entitled to be indemnified against all liability in connection with the affairs of the fund.

	The fund shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination of the Trust or any of the series of the Trust by action of the shareholders or by action of the Trustees upon notice to the shareholders.


VOTING RIGHTS

	The Board of Trustees has the power to alter the number and the terms of office of the Trustees, and may at any time lengthen their own terms or make their terms of unlimited duration
(subject to certain removal procedures) and fill vacancies, provided that in accordance with the 1940 Act, (i) a shareholder meeting to elect Trustees must promptly be called if at any time at least a majority of the Trustees have not been elected by the shareholders of the fund, and (ii) at least 2/3 of the Trustees must have been so elected upon the filing of any vacancy by the board without a shareholder vote. Shares do not have cumulative voting rights and therefore the holders of more than 50% of the outstanding shares of the fund may elect all of the Trustees irrespective of the votes of other shareholders. Class A and Class Y shares of the fund represent interests in the assets of that fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each Class of shares has exclusive voting rights with respect to provisions of the fund's Rule 12b-1 distribution plan which pertain to a particular class. For example, a change in investment policy for the fund would be voted upon only by shareholders of the fund involved. Additionally, approval of the fund's Management Agreement is a matter to be determined separately by that fund. Approval of a proposal by the shareholders of one fund is effective as to that fund whether or not enough votes are received from the shareholders of the other funds to approve the proposal as to those funds.


TAXES

	Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

	As described above and in the Prospectuses, the fund is designed to provide investors with current income exempt from otherwise applicable state and/or local personal income taxes. The trust is not intended to be a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the trust would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because those investors would not gain any additional tax benefit from the receipt of tax-exempt income.

	The fund has qualified and intends to continue to qualify each year as a "regulated investment company" under the Code. Provided that the fund (a) is a regulated investment company and
(b) distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the fund will not be liable for Federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. Any such taxes paid by the fund would reduce the amount of income and gains available for distribution to shareholders.

	Because the fund may distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry shares of the fund is not deductible for Federal income tax purposes. In addition, the indebtedness is not deductible by a shareholder for purposes of Massachusetts tax purposes. If a shareholder receives exempt-interest dividends with respect to any share of the fund and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, the portion of any exempt-interest dividend paid by the fund that represents income derived from private activity bonds held by the fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by the bonds, or a "related person" of the substantial user. Moreover, as noted in the Prospectuses (a) some or all of the fund's exempt-interest dividends may be a specific preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes and (b) the receipt of the fund's dividends and distributions may affect a corporate shareholder's Federal "environmental" tax liability if the environment tax is reinstated as proposed by President Clinton. In addition, the receipt of the fund's dividends and distributions may affect a foreign corporate shareholder's
Federal "branch profits" tax liability and the Federal and California "excess net passive income" tax liability of a Subchapter S corporation. Shareholders should consult their own tax advisors to determine whether they are (a) "substantial users" with respect to a facility or "related" to those users within the meaning of the Code or (b) subject to a Federal alternative minimum tax, the Federal "environmental" tax, the Federal "branch profits" tax, or the Federal or California
"excess net passive income" tax. As a general rule, the fund's gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of shares of the fund will be a long-term capital gain or loss if the shareholder has held his or her fund shares for more than one year and will be a short-term capital gain or loss if he or she has held the fund shares for one year or less. Shareholders of the fund will receive, as more fully described in the Prospectuses, an annual statement as to the income tax status of his or her dividends and distributions for the prior calendar year. Each shareholder will also receive, if appropriate, various written notices after the close of the fund's prior taxable year as to the Federal income tax status of certain dividends or distributions which were received from the fund during the fund's prior taxable year.

	Generally, interest on municipal obligations is exempt from regular Federal income tax. However, interest on municipal obligations that are considered to be "private activity bonds," as defined in the Internal Revenue Code of 1986, as amended (the "Code"), will not be exempt from Federal income tax to any shareholder who is considered to be a "substantial user" of any facility financed by the proceeds of such obligations (or a "related person" to such "substantial user" as defined in the
Code).

	In addition, interest on municipal obligations may subject certain investors' Social Security benefits to Federal income taxation. Tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income; no tax-exempt interest, including that received from the funds, will be subject to regular Federal income tax for most investors.

	The Tax Reform Act of 1986 (the "Tax Reform Act") provided that interest on certain municipal obligations (i.e. certain private activity bonds) issued after August 7, 1986 will be treated as a preference item for purposes of both the corporate and individual alternative minimum tax. Under Treasury regulations, that portion of the fund's exempt-interest dividend which is to be treated as a preference item for shareholders will be based on the proportionate share of the interest received by the fund from the specified private activity bonds. In addition, the Tax Reform Act provided generally that tax preference items for corporations will include one-half the amount by which adjusted net book income (which would include tax-exempt interest) of the taxpayer exceeds the alternative minimum taxable income of the taxpayer before any amount is added to alternative minimum taxable income because of this preference.

	A shareholder's gain or loss on the disposition of fund shares whether by redemption, sale or exchange (except in the case of the California and New York Portfolios), generally will be a long-term or short-term gain or loss depending whether the shares had been owned for more than 12 months or not for more than 12 months at disposition. Losses realized by a shareholder on the disposition of fund shares owned for six months or less will be treated as a long-term capital loss to the extent a capital gain dividend had been distributed on such shares.

	From time to time, proceedings have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. It may be expected that similar proposals may be introduced in the future. If such proposals were to be enacted, the ability of the fund to pay "exempt interest" dividends could be adversely affected and the fund would then need to reevaluate its investment objectives and policies and consider changes in its structure.


ADDITIONAL INFORMATION

	The trust, an open-end management investment company, is organized as a "Massachusetts business trust" pursuant to a Declaration of Trust dated April 23,1986. Pursuant to the Declaration of Trust the Board of Trustees has authorized the issuance of different series of shares, each representing shares in separate funds. The assets of the fund are segregated and separately managed. Each share of the fund represents an equal proportionate interest in the net assets of that fund with each other share of the same fund and is entitled to such dividends and distributions out of the net income of that fund as are declared in the discretion of the Board of Trustees.
Shareholders are entitled to one vote for each share held and will vote by individual fund except as otherwise permitted by the 1940 Act. It is the intention of the trust not to hold annual meetings of shareholders. The Board of Trustees may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust, and shareholders are entitled to call a meeting upon a vote of 10% of the fund's outstanding shares for purposes of voting on removal of a Trustee or Trustees. The trust will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and have only such conversion or exchange rights as the Board of Trustees may grant in its discretion. Shares are redeemable as set forth under "Redemption of Shares."

	The fund sends to its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the funds at the end of the reporting period. In an effort to reduce the fund's printing and mailing costs, the fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Financial Consultants or the Transfer Agent.

	PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as the custodian of the fund. Under the custody agreement with the fund, PNC holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

	First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Transfer Agent of the fund. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for certain out-of-pocket expenses.

APPENDIX A

Ratings of Municipal Bonds, Notes and Commercial Paper

Moody's Investors Service, Inc.  ("Moody's"):

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group ("S&P"):

AAA - Debt rated AAA has the highest rating assigned by S&P.
Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Fitch/IBCA, Inc.:

AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is highly unlikely to be adversely affected by foreseeable events.

AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

Description of State and Local Government Note Ratings

Notes are assigned distinct rating symbols in recognition of the differences between short-term and long-term credit risk.
Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk-- long-term secular trends for example-- may be less important over the short run.

Moody's Investors Service, Inc.:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). A short-term rating may also be assigned on an issue having a demand feature, a variable-rate demand obligation. Such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. Symbols used are as follows:

MIG/VMIG 1 - Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.


Standard & Poor's Ratings Group:

SP-1 - Very strong or strong capacity to pay principal interest.
Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.

Fitch/IBCA, Inc.:

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitments in a timely manner.

Fitch's short-term ratings are as follows:

F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.
The "+" denotes an exceptionally strong credit feature.

F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

DESCRIPTION OF HIGHEST COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.:

Prime-1 - Issuers (or related supporting institutions) rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Standard & Poor's Ratings Group:

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

Appendix B - Special Note:

The following information (set forth in Appendix B) is a summary of special factors available at the time of the preparation of this SAI affecting municipal obligations for the Massachusetts Money Market Portfolio. The summary does not purport to be a complete description and is based on information from official statements and other public information relating to securities offerings, finances and bond ratings of issuers within the state. The manager has not independently verified any such information. The Commonwealth of Massachusetts has indicated that budgetary information is based on estimates and projections of revenues and expenditures for a fiscal year and must not be construed as statements of fact; estimates and projections are based upon various assumptions which may be affected by numerous factors, including future economic conditions in the state and the nation, and that there can be no assurance that the estimates will be achieved. Generally, NRSROs base their ratings on information and materials furnished to the agencies and on investigations, studies and assumptions by the rating agencies at a particular point in time. There is no assurance that any such rating remains in effect for a given period of time or that it will not be lowered or withdrawn entirely if, in the judgment of the NRSRO originally establishing the rating, circumstances so warrant.
Any such change or withdrawal of the rating could have an adverse effect on the market price of the bonds.


APPENDIX B

SPECIAL CONSIDERATION RELATING TO MASSACHUSETTS MUNICIPAL
OBLIGATIONS


The Commonwealth of Massachusetts and certain of its cities and towns have at certain times in the recent past undergone serious financial difficulties which have adversely affected their credit standing. The prolonged effects of such financial difficulties could adversely affect the market value of the Massachusetts Municipal Securities held by the fund. The information summarized below describes some of the more significant factors that could affect the fund or the ability of the obligors to pay debt service on certain of these securities. The sources of such information are the official statements of issuers located in the Commonwealth of Massachusetts, as well as other publicly available documents, and statements of public officials. The Fund has not independently verified any of the information contained in such statements and documents, but the fund is not aware of facts which would render such information inaccurate.

Economic Climate

The Commonwealth of Massachusetts is a densely populated urban state with a well-educated population, comparatively high income levels, low rates of unemployment and a relatively diversified economy. According to the 1990 census, Massachusetts had a population density of 768 persons per square mile, as compared to
70.3 for the United States as a whole. It thus had the third greatest population density following Rhode Island and New Jersey. Massachusetts experienced a modest increase in population between 1980 and 1990. In 1997, the population of Massachusetts was approximately 6,118,000.

Per capita personal income for Massachusetts residents, unadjusted for differentials in the cost of living, was $29,792 in 1996, as compared to the national average of $24,426. While per capita personal income is, on a relative scale, higher in Massachusetts than in the United States as a whole, this is offset to some extent by the higher cost of living in Massachusetts.

The Massachusetts service sector, which constituted 35.6 percent of the total non-agricultural work force in February 1998, is the largest sector in the Massachusetts economy. Government employment represents 13.2 percent of total non-agricultural employment in Massachusetts. While total employment in construction, manufacturing, trade, government, services, finance, insurance and real estate declined between 1988 and 1992, the economic recovery that began in 1993 has been accompanied by increased employment levels. Since 1994, total employment levels in Massachusetts have increased at yearly rates greater than 2.0 percent. In 1997, employment levels in every industry increased, including manufacturing employment, which had declined in every year since 1983. The most rapid growth in 1997 came in the construction sector and the services sector, which grew at rates of 6.7 percent and 4.1 percent, respectively. Total non-agricultural employment in Massachusetts grew at a rate of
2.7 percent in 1997.

Between 1982 and 1988, the economies of Massachusetts and New England were among the strongest performers in the nation. Between 1989 and 1992, however, both Massachusetts and New England have experienced growth rates significantly below the national average. An economic recession in the early 1990s caused unemployment rates in Massachusetts to rise significantly above the national average. In the first three quarters of 1996, the gross state product for Massachusetts grew at a rate of 2.9 percent, approximately the same rate as the national average. Massachusetts' unemployment rate averaged 8.6 percent in 1992,
6.9 percent in 1993, 6.0 percent in 1994, 5.4 percent in 1995,
4.3 percent in 1996 and 4.0 percent in 1997.

The unemployment rate in Massachusetts has fallen almost consistently since the peak of 9.6% in mid 1991, and has remained at or below that of the nation for the past three years. Monthly unemployment in Massachusetts in Fiscal Year 1997 averaged a low 4.0% as compared to a national rate of 5.2%. Unemployment is projected at 3.7% through Fiscal Year 1998 and to remain steady at 3.7% to 3.9% annually through calendar year 2000.

Growth in personal income is expected to decline from the Fiscal Year 1997 rate of about 6.0% to approximately 5.7% in Fiscal 1998. It is expected to fall further in Fiscal Year 1999 to 4.3% from 4.5%, and to remain at that rate through the following few years. However, the rate of inflation (as measured by consumer prices), at least in metropolitan Boston, should continue to outpace that of the nation by approximately 0.5%. The risks for Massachusetts include a continued shortage of skilled labor, low net population growth, which will further constrain job creation, and the prominence of the financial services industry in the economy coupled with a relatively high proportion of non-wage income, both of which are sensitive to the performance of the financial markets.

Financial Condition

Under its constitution, the Commonwealth may borrow money (a) for defense or in anticipation of receipts from taxes or other sources, any such loan to be paid out of the revenue of the year in which the loan is made, or (b) by a two-thirds vote of the members of each house of the Legislature present and voting thereon.

Certain independent authorities and agencies within the Commonwealth are statutorily authorized to issue bonds and notes for which the Commonwealth is either directly, in whole or in part, or indirectly liable. The Commonwealth's liabilities with respect to these bonds and notes are classified as either (a) Commonwealth-supported debt, (b) Commonwealth-guaranteed debt or
(c) indirect obligations.

Debt service expenditures of the Commonwealth in Fiscal Year 1992 totaled $898.3 million, representing a 4.7 percent decrease from Fiscal Year 1991. Debt service expenditures for Fiscal Year 1993, Fiscal Year 1994, Fiscal Year 1995, Fiscal Year 1996 and Fiscal Year 1997 were $1.140 billion, $1.149 billion, $1.231 billion, $1.183 billion and $1.276 billion, respectively, and are projected to be $1.224 billion for Fiscal Year 1998. In January 1990, legislation was enacted which imposes a 10 percent limit on the total appropriations in any fiscal year that may be expended for payment of interest on general obligation debt (excluding Fiscal Recovery Bonds) of Massachusetts.

Also, Wall Street demonstrated its confidence in the Commonwealth's fiscal policies by again raising the bond rating for Massachusetts. The long-term debt service obligations are projected to decrease by 2 percent, or $26.24 million, from Fiscal Year 1997. Short-term debt service obligations are expected to increase to approximately $49 million in Fiscal Year 1999, as Central Artery/Tunnel Project cash flow requirements begin to outpace the inflow of federal and other third-party revenues. The Commonwealth will fund this interim cash shortfall with Grant Anticipation Notes to be repaid as federal reimbursements are received and Bond Anticipation Notes on third-party financing.

In Fiscal Year 1998, legislation was approved to construct a new convention center in Boston and to expand existing facilities in Worcester and Springfield. The projects will be financed with increases in certain taxes on hotels and vehicle rentals, and the dedication of state taxes on new businesses in Boston's Convention Center Finance District. These new revenue sources will be sufficient to pay the interest on the general obligation notes that will be sold to finance construction. The notes will be permanently financed with special obligation revenue bonds when construction of the new facility is completed, which is scheduled for 2002.

Fiscal 1999

The House of Representatives approved its version of the fiscal 1999 budget on May 7, 1998, and the Senate approved its version on June 3, 1998. After passage of two interim, partial budgets to provide for expenditures during the first 30 days of the fiscal year, the legislative conference committee appointed to reconcile the two versions of the fiscal 1999 budget released its report on July 20, 1998, and the budget was enacted by the Legislature on the same day. Acting Governor Cellucci approved it on July 30, 1998. The Governor vetoed or reduced appropriations totaling approximately $100.9 million. On July 31, 1998 the Legislature overrode several of these vetoes, restoring approximately $63.1 million of appropriations. After accounting for the value of vetoes and subsequent overrides, the budget provides for total appropriations of approximately $19.5 billion.

The fiscal 1999 appropriation for pension funding is approximately $965.3 million. This amount is consistent with the amount requested by the Acting Governor, but is approximately $93.9 million less than the amount required by the most recently approved pension funding schedule. The small appropriation is based on the assumption that a revised funding schedule will require reduced funding because of the 1997 change in law eliminating Commonwealth responsibility for funding cost-of-living adjustments incurred by local pension systems. A revised funding schedule has not yet been submitted to the Legislature.

The fiscal 1999 budget is based on a consensus tax revenue forecast of $14.4 billion, as agreed by both houses of the Legislature in May. The tax cuts incorporated into the budget, valued by the Department of Revenue at $990 million in fiscal 1999, had the effect of reducing the consensus forecast to $13.41 billion. Tax collections in July 1998 totaled $895.5 million, an increase of $96.4 million, or 12.1%, over July 1997. On August 19, 1998 the Executive Office for Administration and Finance raised the fiscal 1999 tax estimate by $200 million to $13.61 billion. This estimate does not reflect the Acting Governor's recommendation of an additional $287.5 million tax reduction pursuant to legislation he filed on August 10, 1998.

Fiscal 1998

Preliminary results indicate that tax collections for fiscal 1998 totaled approximately $14.026 billion, an increase of $1.161 billion or 9.0%, over fiscal 1997, and approximately $326 million higher than the final estimate for the year made by the Executive Office for Administration and Finance. On May 5, 1998 the estimate for the year was raised from $13.154 billion to $13.3 billion, and on June 10, 1998 it was raised to $13.7 billion. Projected total fiscal 1998 expenditures are $18.887 billion, including approximately $123 million in anticipated additional fiscal 1998 supplemental appropriations. Among the anticipated appropriations are $46.1 million for Medicaid and $8 million for environmental remediation of certain underground storage tanks in the Commonwealth. If such remediation efforts are not underway by December 23, 1998, the Commonwealth may be liable for substantial penalties imposed by the federal Environmental Protection Agency.

The Legislature has enacted several bills providing for disposition of the fiscal 1998 surplus, but it has not completed action on final fiscal 1998 appropriations. The final fiscal 1998 supplemental appropriation bill or bills are expected to authorize certain additional post-fiscal 1998 spending to be charged to fiscal 1998. Acting Governor Cellucci has also filed a bill calling for a one-time tax cut of $287.5 million to be charged to fiscal 1998.

Medicaid

Although the Commonwealth has undertaken a number of successful Medicaid savings and cost control initiatives in the last five years, the Commonwealth has also expanded the income eligibility ceiling for the Medicaid program from 100% to 133% of the federal poverty level. In fiscal 1998, due to changes in state law and in the state's federal waiver, the Medicaid program enrolled more than 150,000 new members. The original appropriations for this expansion, based on census data that was several years old, were estimated to fund services for 83,000 new members. As a result of this higher than expected enrollment, the Acting Governor has filed a request for supplemental appropriations of $46.1 million for the health care expansion portion of the Medicaid program. The requested appropriations were expected to bring fiscal 1998 Medicaid spending to approximately $3.652 billion, an increase of 5.7% over fiscal 1997. Traditional Medicaid spending has remained within the appropriated spending amounts and expected population growth projections.

Fiscal 1998 Year-End Surplus

Legislation approved by the Acting Governor on July 21, 1998 increased the ceiling, effective June 30, 1998, on the amount that can be maintained in the Stabilization Fund from 5% to 7.5% of budgeted revenues. Based on current estimates of fiscal 1998 results, this change increased the statutory ceiling from approximately $984.8 million to approximately $1.477 billion.
The current projected fiscal 1998 ending balance in the Stabilization Fund is $972.2 million, assuming enactment of additional tax cuts aggregating $287.5 million as proposed by the Acting Governor.

The fiscal 1999 budget approved by the Acting Governor on July 30, 1998 contains a provision calling for the Comptroller to transfer $162.5 million, as of June 30, 1998, from the General Fund to a newly established Tax Exemption Escrow Trust Fund. By June 30, 1999 the Comptroller is to transfer $162.5 million plus interest from the new fund back to the General Fund. The effect of this provision is to charge to fiscal 1998 the approximate cost allocable to fiscal 1998 of the retroactive income tax reductions approved by the Acting Governor on July 21, 1998.

On August 5, 1998, the Acting Governor approved legislation establishing a new Brownfields Revitalization Fund and providing for the transfer of $45 million to that fund, to be used through fiscal year 2001 to fund a $15 million access-to-capital program to be administered by the Massachusetts Office of Business Development and a $30 million Brownfields Redevelopment Fund to be administered by the Massachusetts Development Finance Agency. The legislation also contains an additional $12 million in fiscal 1998 appropriations, which are made available through fiscal 2001, to fund Brownfields-related costs of the Attorney General and the Department of Environmental Protection.

On August 10, 1998 the Acting Governor approved legislation establishing a $60 million Teacher Quality Endowment Fund. Earnings from the investment of moneys credited to the new fund are to be used by the Commissioner of Education to pay signing bonuses to incoming teachers and salary bonuses to existing teachers under a new master teacher corps program. The corpus of the fund is to be left intact. The legislation also provided for the transfer from the General Fund of $200 million to the Tax Reduction Fund (to be applied to a temporary increase in the personal exemptions applicable to 1998 income taxes) and $150 million to the Stabilization Fund (in addition to any other transfer required by state finance law). In addition, the legislation authorized approximately $62.9 million in additional revenues from the state lottery to be distributed to cities and towns on account of fiscal 1998.

Also on August 10, 1998, the Acting Governor gave his partial approval to legislation providing for a variety of capital appropriations to be charged to fiscal 1998. The bill enacted by the Legislature called for the transfer of approximately $272.4 million from the General Fund and approximately $106.9 million from the Highway Fund to a Capital Improvement and Investment Trust Fund to finance various specified capital expenditures through fiscal 2000. The Acting Governor vetoed many of the proposed capital expenditures, reducing the amount of the General Fund transfer to approximately $96.2 million and the amount of the Highway Fund transfer to $93 million. The Acting Governor filed legislation on the same day calling for an additional $287.5 million to be transferred to the Tax Reduction Fund. That bill has been referred to the House Committee on Ways and Means. Under existing law, the effect of the vetoes is to increase the amount of the fiscal 1998 surplus that will be credited to the Stabilization Fund and the Capital Projects Fund.

On August 12, 1998, the Acting Governor approved a fiscal 1998 supplemental appropriations bill providing for approximately $70.9 million in fiscal 1998 appropriations to be made available in fiscal 1999 to fund various collective bargaining agreements.

In November 1980, voters in the Commonwealth approved a state-wide tax limitation initiative petition, commonly known as Proposition 2 1/2, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain government entities, including county governments. The law is not a constitutional provision and accordingly is subject to amendment or repeal by the legislature. Proposition 2 1/2 limits the property taxes that a Massachusetts city or town may assess in any fiscal year to the lesser of (i) 2.5% of the full and fair cash value of real estate and personal property therein and (ii) 2.5% over the previous fiscal year's levy limit plus any growth in the base from certain new construction and parcel subdivisions. In addition, Proposition 2 1/2 limits any increase in the charges and fees assessed by certain governmental entities, including county governments, on cities and towns to the sum of (i) 2.5% of the total charges and fees imposed in the preceding fiscal year, and (ii) any increase in charges for services customarily provided locally or services obtained by the city or town. The law contains certain override provisions and, in addition, permits certain debt servicings and expenditures for identified capital projects to be excluded from the limits by a majority vote, in a general or special election.

During the 1980's, Massachusetts increased payments to its cities, towns and regional school districts ("Local Aid") to mitigate the impact of Proposition 2 1/2 on local programs and services. In fiscal year 1998, approximately 20.6% of Massachusetts' budget is estimated to be allocated to Local Aid. Direct Local Aid increased from $2.359 billion in fiscal year 1992 to $2.547 billion in fiscal year 1993, to $2.727 billion in fiscal year 1994 and to $2.976 billion in fiscal year 1995. Fiscal year 1996 expenditures for direct Local Aid were $3.246 billion, a 9.1% increase over 1995. It is estimated that fiscal year 1997 expenditures for Local Aid will be $3.534 billion, which will be an increase of approximately 8.9% above the fiscal year 1996 level. In addition to direct Local Aid, Massachusetts provides substantial indirect aid to local governments.

In November 1990, voters approved a petition which regulates the distribution of Local Aid by requiring, subject to appropriation, distribution to cities and towns of no less than 40% of collection from personal income taxes, sales and use taxes, corporate excise taxes, and lottery fund proceeds. The Local Aid distribution to each city or town would equal no less than 100% of the total Local Aid received for fiscal year 1989. Distributions in excess of fiscal year 1989 levels would be based on new formulas that would replace the current Local Aid distribution formulas. By its terms, the new formulas would have called for a substantial increase in direct Local Aid in fiscal year 1992, and would call for such an increase in fiscal year 1993 and in subsequent years. However, Local Aid payments expressly remain subject to annual appropriation, and appropriations for Local Aid in fiscal years 1992 through 1998 have not met the levels set forth in the initiative law.

During Fiscal Years 1993, 1994, 1995, 1996 and 1997 Medicaid expenditures of the Commonwealth were $3.151 billion, $3.313 billion, $3.898 billion, $3.416 billion and $3.456 billion, respectively. The average annual growth rate from Fiscal Year 1993 to Fiscal Year 1997 was 2.3 percent. The Executive Office for Administration and Finance estimates that Fiscal Year 1998 Medicaid expenditures will be approximately $3.620 billion, an increase of 4.7% from fiscal 1997.

The Division of Medical Assistance has implemented a number of savings and cost control initiatives including managed care, utilization review and the identification of third party liabilities. In spite of increasing caseloads, Massachusetts has managed a substantial reduction in the Medicaid growth rate in expenditures over the last six years. From fiscal 1993 through fiscal 1997, per capita costs grew on average less than 0.6% annually. The total Medicaid caseload for fiscal 1997 was approximately 676,323 (approximately 11.1% of the most recently estimated population of the Commonwealth), as compared to approximately 630,902 in fiscal 1993.

Litigation

There are pending in courts within the Commonwealth various suits in which the Commonwealth is a defendant. In the opinion of the Attorney General, as of September 2, 1998, no litigation was pending or, to his knowledge, threatened which was likely to result, either individually or in the aggregate, in final judgments against the Commonwealth that would affect materially its financial condition. Listed below are certain litigation affecting the Commonwealth.

In Massachusetts Wholesalers of Malt Beverages v. Commonwealth, associations of bottlers challenged as an unconstitutional taking the 1990 amendments to the bottle bill which escheat abandoned deposits to the Commonwealth. In August 1994, the Superior Court ruled that the Commonwealth is liable for certain amounts. In February 1996, the Commonwealth settled all remaining issues with one group of plaintiffs. Payments to that group will total approximately $7 million. The Legislature appropriated the funds necessary for these payments in its final supplemental budget for fiscal 1996. The Legislature has appropriated approximately $8 million to implement the terms of the settlement with the remaining group of plaintiffs.

Year 2000

In June 1997, the Executive Office for Administration and Finance established a Year 2000 Program Management Office within its Information Technology Division. The purpose of the office is to ensure accurate monitoring of the Commonwealth's progress in achieving year 2000 compliance, i.e., remediating or replacing and redeploying affected systems, as well as to identify risk areas and risk mitigation activities and serve as a resource for all state agencies and departments.

Legislation approved by the Acting Governor on August 10, 1998 appropriated $20.4 million for expenditure by the Information Technology Division to achieve year 2000 compliance for the six Executive Offices and other departments that report directly to the Governor. This amount, together with previously appropriated amounts and expenditures at the departmental level from existing funds, is anticipated to be sufficient to meet most of the remediation efforts for such Executive Offices and departments. The Secretary of Administration and Finance is to report quarterly to the Legislature on the progress being made to address the year 2000 compliance efforts, and to assess the sufficiency of funding levels.

Special Considerations Relating to Puerto Rico

The following highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, as available on the date of this SAI. SSBC has not independently verified any of the information contained in such official statements, prospectuses, and other publicly available documents, but is not aware of any fact that would render such information materially inaccurate.

The economy of Puerto Rico is fully integrated with that of the United States. In fiscal 1997, trade with the United States accounted for approximately 88% of Puerto Rico's exports and approximately 62% of its imports. In this regard, in fiscal 1997 Puerto Rico experienced a $2.7 billion positive adjusted merchandise trade balance.

Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1997, aggregate personal income was $32.1 billion ($30.0 billion in 1992 prices) and personal per capita income was $8,509 ($7,957 in 1992 prices). Gross product in fiscal 1993 was $25.1 billion ($24.5 billion in 1992 prices) and gross product in fiscal 1997 was $32.1 billion ($27.7 billion in 1992 prices). This represents an increase in gross product of 27.7% from fiscal 1993 to 1997 (13.0% in 1992 prices).

Puerto Rico's economic expansion, which has lasted over ten years, continued throughout the five-year period from fiscal 1993 through fiscal 1997. Almost every sector of the economy participated, and record levels of employment were achieved. Factors behind the continued expansion included Government-sponsored economic development programs, periodic declines in the exchange value of the U.S. dollar, increases in the level of federal transfers, and the relatively low cost of borrowing funds during the period.

Average employment increased from 999,000 in fiscal 1993 to 1,128,300 in fiscal 1997. Unemployment, although at relatively low historical levels, remains above the U.S. average. Average unemployment decreased from 16.8% in fiscal 1993 to 13.1% in fiscal 1997.

Manufacturing is the largest sector in the economy accounting for $19.8 billion or 41.2% of gross domestic product in fiscal 1997. The manufacturing sector employed 153,273 workers as of March 1997. Manufacturing in Puerto Rico is now more diversified than during earlier phases of industrial development. In the last two decades industrial development has tended to be more capital intensive and dependent on skilled labor. This gradual shift is best exemplified by heavy investment in pharmaceuticals, scientific instruments, computers, microprocessors, and electrical products over the last decade. The service sector, which includes wholesale and retail trade and finance, insurance, real estate, hotels and related services, and other services, ranks second in its contribution to gross domestic product and is the sector that employs the greatest number of people.

In fiscal 1997, the service sector generated $18.4 billion in gross domestic product or 38.2% of the total. Employment in this sector grew from 467,000 in fiscal 1993 to 551,000 in fiscal 1997, a cumulative increase of 17.8%. This increase was greater than the 12.9% cumulative growth in employment over the same period providing 48% of total employment. The Government sector of the Commonwealth plays an important role in the economy of the island. In fiscal year 1997, the Government accounted for $5.2 billion of Puerto Rico's gross domestic product and provided 10.9% of the total employment. The construction industry has experienced real growth since fiscal 1987. In fiscal 1997, investment in construction rose to $4.7 billion, an increase of 14.7% as compared to $4.1 billion for fiscal 1996. Tourism also contributes significantly to the island economy, accounting for $2.0 billion of gross domestic product in fiscal 1997.

The present administration has developed and is implementing a new economic development program which is based on the premise that the private sector should provide the primary impetus for economic development and growth. This new program, which is referred to as the New Economic Model, promotes changing the role of the Government from one of being a provider of most basic services to that of a facilitator for private sector initiatives and encourages private sector investment by reducing Government-imposed regulatory restraints.

The New Economic Model contemplates the development of initiatives that will foster private investment in, and private management of, sectors that are served more efficiently and effectively by the private enterprise. One of these initiatives has been the adoption of a new tax code intended to expand the tax base, reduce top personal and corporate tax rates, and simplify the tax system. Another initiative is the improvement and expansion of Puerto Rico's infrastructure to facilitate private sector development and growth, such as the construction of the water pipeline and cogeneration facilities described below and the construction of a light rail system for the San Juan metropolitan area.

The New Economic Model also seeks to identify and promote areas in which Puerto Rico can compete more effectively in the global markets. Tourism has been identified as one such area because of its potential for job creation and contribution to the gross product. In 1993, a new Tourism Incentives Act and a Tourism Development Fund were implemented in order to provide special tax incentives and financing for the development of new hotel projects and the tourism industry. As a result of these initiatives, new hotels have been constructed or are under construction which have increased the number of hotel rooms on the island from 8,415 in fiscal 1992 to 10,877 at the end of fiscal 1997 and to a projected 11,972 by the end of fiscal 1998.

The New Economic Model also seeks to reduce the size of the Government's direct contribution to gross domestic product. As part of this goal, the Government has transferred certain Governmental operations and sold a number of its assets to private parties. Among these are: (i) the Government sold the assets of the Puerto Rico Maritime Authority; (ii) the Government executed a five-year management agreement for the operation and management of the Aqueducts and Sewer Authority by a private company; (iii) the Aqueducts and Sewer Authority executed a construction and operating agreement with a private consortium for the design, construction, and operation of an approximately 75 million gallon per day water pipeline to the San Juan metropolitan area from the Dos Bocas reservoir in Utuado; (iv) the Electric Power Authority executed power purchase contracts with private power producers under which two cogeneration plants (with a total capacity of 800 megawatts) will be constructed; (v) the Corrections Administration entered into operating agreements with two private companies for the operation of three new correctional facilities; (vi) the Government entered into a definitive agreement to sell certain assets of a pineapple juice processing business and sold certain mango growing operations;
(vii) the Government is in the process of transferring to local sugar cane growers certain sugar processing facilities; (viii) the Government sold two hotel properties and is currently negotiating the sale of a complex consisting of two hotels and a convention center; and (ix) the Government has announced its intention to sell the Puerto Rico Telephone Company and is currently involved in the sale process.

One of the goals of the Rossello administration is to change Puerto Rico's public health care system from one in which the Government provides free health services to low income individuals through public health facilities owned and administered by the Government to one in which all medical services are provided by the private sector and the Government provides comprehensive health insurance coverage for qualifying (generally low income) Puerto Rico residents. Under this new system, the Government selects, through a bidding system, one private health insurance company in each of several designated regions of the island and pays such insurance company the insurance premium for each eligible beneficiary within such region. This new health insurance system is now covering 61 municipalities out of a total of 78 on the island. It is expected that 11 municipalities will be added by the end of fiscal 1998 and 5 more by the end of fiscal 1999. The total cost of this program will depend on the number of municipalities included in the program, the number of participants receiving coverage, and the date coverage commences. As of December 31, 1997, over 1.1 million persons were participating in the program at an estimated annual cost to Puerto Rico for fiscal 1998 of approximately $672 million. In conjunction with this program, the operation of certain public health facilities has been transferred to private entities. The Government's current privatization plan for health facilities provides for the transfer of ownership of all health facilities to private entities. The Government sold six health facilities to private companies and is currently in negotiations with other private companies for the sale of thirteen health facilities to such companies.

One of the factors assisting the development of the manufacturing sector in Puerto Rico has been the federal and Commonwealth tax incentives available, particularly those under the Puerto Rico Industrial Incentives Program and Sections 30A and 936 of the Internal Revenue Code 1986, as amended (the "Code").

Since 1948, Puerto Rico has promulgated various industrial incentives laws designed to stimulate industrial investment. Under these laws, companies engaged in manufacturing and certain other designated activities were eligible to receive full or partial exemption from income, property, and other taxes. The most recent of these laws is Act No. 135 of December 2, 1997 (the "1998 Tax Incentives Law").

The benefits provided by the 1998 Tax Incentives Law are available to new companies as well as companies currently conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grant. Activities eligible for tax exemption include manufacturing, certain services performed for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico, and laboratories for scientific and industrial research. For companies qualifying thereunder, the 1998 Tax Incentives Law imposes income tax rates ranging from 2% to 7%. In addition, it grants 90% exemption from property taxes, 100% exemption from municipal license taxes during the first eighteen months of operation and between 80% and 60% thereafter, and 100% exemption from municipal excise taxes. The 1998 Tax Incentives Law also provides various special deductions designated to stimulate employment and productivity, research and development, and capital investment in Puerto Rico.

Under the 1998 Tax Incentives Law, companies are able to repatriate or distribute their profits free of tollgate taxes. In addition, passive income derived from designated investments will continue to be fully exempt from income and municipal license taxes. Individual shareholders of an exempted business will be allowed a credit against their Puerto Rico income taxes equal to 30% of their proportionate share in the exempted business' income tax liability. Gain from the sale or exchange of shares of an exempted business by its shareholders during the exemption period will be subject to a 4% income tax rate.

For many years, U.S. companies operating in Puerto Rico enjoyed a special tax credit that was available under Section 936 of the Code. Originally, the credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources. Amendments to Section 936 made in 1993 (the "1993 Amendments") instituted two alternative methods for calculating the tax credit and limited the amount of the credit that a qualifying company could claim. These limitations are based on a percentage of qualifying income (the "percentage of income limitation") and on qualifying expenditures on wages and other wage related benefits (the "economic activity limitation", also known as the "wage credit limitation"). As a result of amendments incorporated in the Small Business Job Protection Act of 1996 enacted by the U.S. Congress and signed into law by President Clinton on August 20, 1996 (the "1996 Amendments"), the tax credit, as described below, is now being phased out over a ten-year period for existing claimants and is no longer available for corporations that established operations in Puerto Rico after October 13, 1995 (including existing Section 936 Corporations (as defined below) to the extent substantially new operations are established in Puerto Rico). The 1996 Amendments also moved the credit based on the economic activity limitation to Section 30A of the Code and phased it out over 10 years. In addition, the 1996 Amendments eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico. The Section 30A credit and the remaining Section 936 credit are discussed below.

Section30A. The 1996 Amendments added a new Section 30A to the Code. Section 30A permits a "qualifying domestic corporation" ("QDC") that meets certain gross income tests (which are similar to the 80% and 75% gross income tests of Section 936 of the Code discussed below) to claim a credit (the "Section 30A credit") against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such business ("possession income").

A QDC is a U.S. corporation which (i) was actively conducting a trade or business in Puerto Rico on October 13, 1995, (ii) had a
Section 936 election in effect for its taxable year that included October 13, 1995, (iii) does not have in effect an election to use the percentage limitation of Section 936(a)(4)(B) of the Code, and (iv) does not add a "substantial new line of business."

The Section 30A credit is limited to the sum of (i) 60% of qualified possession wages as defined in the Code, which includes wages up to 85% of the maximum earnings subject to the OASDI portion of Social Security taxes plus an allowance for fringe benefits of 15% of qualified possession wages, (ii) a specified percentage of depreciation deductions ranging between 15% and 65%, based on the class life of tangible property, and (iii) a portion of Puerto Rico income taxes paid by the QDC, up to a 9% effective tax rate (but only if the QDC does not elect the profit-split method for allocating income from intangible property).

A QDC electing Section 30A of the Code may compute the amount of its active business income, eligible for the Section 30A Credit, by using either the cost sharing formula, the profit-split formula, or the cost-plus formula, under the same rules and guidelines prescribed for such formulas as provided under Section 936 (see discussion below). To be eligible for the first two formulas, the QDC must have a significant presence in Puerto Rico.

In the case of taxable years beginning after December 31, 2001, the amount of possession income that would qualify for the
Section 30A credit would be subject to a cap based on the QDC's possession income for an average adjusted base period ending before October 14, 1995.

Section 30A applies only to taxable years beginning after December 31, 1995 and before January 1, 2006.

Section 936. Under Section 936 of the Code, as amended by the 1996 Amendments, and as an alternative to the Section 30A credit, U.S. corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their U.S. corporate income tax, the portion of such tax attributable to income derived from the active conduct of a trade or business within Puerto Rico ("active business income") and from the sale or exchange of substantially all assets used in the active conduct of such trade or business. To qualify under
Section 936 in any given taxable year, a corporation must derive for the three-year period immediately preceding the end of such taxable year (i) 80% or more of its gross income from sources within Puerto Rico and (ii) 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico.

Under Section 936, a Section 936 Corporation may elect to compute its active business income, eligible for the Section 936 credit, under one of three formulas: (A) a cost-sharing formula, whereby it is allowed to claim all profits attributable to manufacturing intangibles, and other functions carried out in Puerto Rico, provided it contributes to the research and development expenses of its affiliated group or pays certain royalties; (B) a profit-split formula, whereby it is allowed to claim 50% of the net income of its affiliated group from the sale of products manufactured in Puerto Rico; or (C) a cost-plus formula, whereby it is allowed to claim a reasonable profit on the manufacturing costs incurred in Puerto Rico. To be eligible for the first two formulas, the Section 936 Corporation must have a significant business presence in Puerto Rico for purposes of the Section 936 rules.

As a result of the 1993 Amendments and the 1996 Amendments, the
Section 936 credit is only available to companies that elect the percentage of income limitation and is limited in amount to 40% of the credit allowable prior to the 1993 Amendments, subject to a five-year phase-in period from 1994 to 1998 during which period the percentage of the allowable credit is reduced from 60% to 40%.

In the case of taxable years beginning on or after 1998, the possession income subject to the Section 936 credit will be subject to a cap based on the Section 936 Corporation's possession income for an average adjusted base period ending on October 14, 1995. The Section 936 credit is eliminated for taxable years beginning in 2006.

Proposal to Extend the Phaseout of Section 30A. During 1997, the Government of Puerto Rico proposed to Congress the enactment of a new permanent federal incentive program similar to that provided under Section 30A. Such a program would provide U.S. companies a tax credit based on qualifying wages paid and other wage-related expenses, such as fringe benefits, as well as depreciation expenses for certain tangible assets and research and development expenses. Under the Governor's proposal, the credit granted to qualifying companies would continue in effect until Puerto Rico shows, among other things, substantial economic improvements in terms of certain economic parameters. The fiscal 1998 budget submitted by President Clinton to Congress in February 1997 included a proposal to modify Section 30A to (i) extend the availability of the Section 30A credit indefinitely; (ii) make it available to companies establishing operations in Puerto Rico after October 13, 1995; and (iii) eliminate the income cap. Although this proposal, was not included in the final fiscal 1998 federal budget, President Clinton's fiscal 1999 budget submitted to Congress again included these modifications to Section 30A. While the Government of Puerto Rico plans to continue lobbying for this proposal, it is not possible at this time to predict whether the Section 30A credit will be so modified.

Outlook. It is not possible at this time to determine the long-term effect on the Puerto Rico economy of the enactment of the 1996 Amendments. The Government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the enactment of the 1996 Amendments. The Government of Puerto Rico further believes that during the phase-out period sufficient time exists to implement additional incentive programs to safeguard Puerto Rico's competitive position.





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Part C. Other Information

Item 23. Exhibits

a.1	Restated Declaration of Trust dated as of April 23,
1986 is incorporated herein by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement
No. 2-99861.

a.2	Instrument of the Trustees Establishing and
Designating Classes of Shares of Certain Series of the Trust is incorporated herein by reference to Exhibit 1(b) to Post-
Effective Amendment No. 24.

a.3	Instrument of the Trustees, dated June 12, 1998,
establishing and designating classes of certain series of the Trust is incorporated by reference to Exhibit
1(a) to Post-Effective Amendment No. 40.

b.	Bylaws of the Trust are incorporated by reference to Exhibit
2 to Pre-Effective Amendment No. 2.

c.	Not applicable.

d.1	Management Agreement between the National Portfolio &
Mutual Management Corp. is incorporated by reference to
Exhibit 5(b) to Post-Effective Amendment No. 18.

d.2	Management Agreement between the Limited Term
Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No.
18.

d.3	Management Agreement between the New York Portfolio
and Mutual Management Corp. is incorporated by reference to
Exhibit 5(e)  to Post-Effective Amendment No. 18.

d.4	Management Agreement between the Florida Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit (5)(h) to Post-Effective Amendment No. 16.

d.5	Management Agreement between the Georgia Portfolio and
Mutual Management Corp. is incorporated by reference to
Exhibit 5(m) to Post-Effective Amendment No. 27.

d.6	Management Agreement between the Pennsylvania
Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(q) to Post-Effective Amendment No.
27.

d.7	Form of Management Agreement between California Money
Market Portfolio (and New York Money Market Portfolio) and
Mutual Management Corp. is incorporated by reference to
Exhibit 5(s) to Post-Effective Amendment No. 34.

e.1	Distribution Agreement between Registrant and Smith
Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 7.

e.2	Distribution Agreement between Registrant and CFBDS,
Inc. is incorporated by reference to Exhibit e.2 to Post-
Effective Amendment No. 41.

e.3	Broker Dealer Contract between the Mutual Management
Corp. and CFBDS, Inc. is incorporated by reference to Exhibit e.3 to Post-Effective Amendment No. 41.

f.	Not applicable.

g.	Custodian Agreement between Registrant and Provident
National Bank is incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1.

h.	Transfer Agency Agreement between Registrant and Provident
Financial Processing Corp. is incorporated by reference to
Exhibit 9 to Post-Effective Amendment No. 12.

i.	Opinion of Gaston & Snow is incorporated by reference to
Exhibit 10 to Pre-Effective Amendment No. 1.

j. 	Auditors' Consent (to be filed by further amendment).

k.	Schedule of Computation of Performance Quotations is
incorporated by reference to Exhibit 16 to Post-Effective
Amendment No. 5.

l.	Subscription Agreement between Registrant and Mutual
Management Corp. is incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 1.

m.1	Plan of Distribution pursuant to Rule 12b-1 on behalf
of the California Money Market Portfolio is incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 21.

m.2	Plan of Distribution pursuant to Rule 12b-1 on behalf
of the Georgia Portfolio is incorporated by reference to
Exhibit 15(f) to Post-Effective Amendment No. 27.

m.3	Plan of Distribution pursuant to Rule 12b-1 on behalf
of the Pennsylvania Portfolio is incorporated by reference to Exhibit 15(j) to Post-Effective Amendment No. 27.

m.4	Form of Plan of Distribution pursuant to Rule 12b-1 on
behalf of Class A shares of each Portfolio, except the California Money Market and the New York Money Market
Portfolios is incorporated by reference to Exhibit 15(n) to Post-Effective Amendment No. 34.

m.5	Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit m.5 to Post-Effective Amendment No. 41.

n.	Financial Data Schedule (to be filed by further amendment).

o.1	Amended and Restated Plan pursuant to Rule 18f-3 is
incorporated by reference to Exhibit 18 to Post-Effective
Amendment No. 40.

Item 24.	Persons Controlled by or under Common Control with
Registrant

	The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant's investment manager is set forth under the caption
"Management" in the prospectus included in Part A of this Post-Effective Amendment on Form N-1A.

Item 25.	Indemnification

	Reference is made to ARTICLE V of Registrant's Declaration of Trust for a complete statement of its terms. Section 5.2 of ARTICLE V provides: "No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act
(including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties."

Item 26.	Business and other Connections of Investment Adviser

	See the material under the caption "Management" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Investment Objective and Management Policies" included in Part B (Statement of
Additional Information) of this Registration Statement.

	Information as to the Directors and Officers of SSBC Fund
Management Inc., (formerly known as Mutual Management Corp.)
is included in its Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Item 27.	Principal Underwriters

(a)	CFBDS, Inc., ("CFBDS") the Registrant's Distributor,
is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust,
CitiFunds Premium Trust, CitiFunds Institutional Trust,
CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds
Trust II, CitiFunds Trust III, CitiFunds International
Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio
200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400,
CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP
Portfolio.  CFBDS is also the placement agent for Large Cap
Value Portfolio, Small Cap Value Portfolio, International
Portfolio, Foreign Bond Portfolio, Intermediate Income
Portfolio, Short-Term Portfolio, Growth & Income Portfolio,
U.S. Fixed Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio, Tax Free
Reserves Portfolio, Cash Reserves Portfolio and U.S.
Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion
Funds, Inc.

(b)	The information required by this Item 27 with respect
to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.	Location of Accounts and Records

PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and First Data Investor Services Group Inc., One Exchange Place, Boston, Massachusetts 02109, will maintain the custodian and the shareholders servicing agent records, respectively required by Section 31(a).

All other records required by Section 31(a) are maintained at the offices of the Registrant at 388 Greenwich Street, New
York, New York 10013 (and preserved for the periods specified by Rule 31a-2).

Item 29.	Management Services

	Not applicable.

Item 30.	Undertakings

(a)	Not applicable.

(b)	Not applicable.

(c)	Registrant undertakes to furnish each person to whom a
prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 18th day of June, 1999.


	SMITH BARNEY MUNI FUNDS

						By:	/s/ Heath B. McLendon

Heath B. McLendon,
President
and Chief Executive
Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title		Date

/s/ Heath B. McLendon	President, Chief Executive Officer and
Trustee		6/18/99
(Heath B. McLendon)

              *                     	Trustee
	6/18/99
(Lee Abraham)

              *                      	Trustee
	6/18/99
(Allan J. Bloostein)

              *                     	Trustee
	6/18/99
(Jane F. Dasher)

              *                     	Trustee
	6/18/99
(Donald R. Foley)

              *                     	Trustee
	6/18/99
(Paul Hardin III)

              *                      	Trustee
	6/18/99
(Richard E. Hanson)

              *                     	Trustee
	6/18/99
(Roderick C. Rasmussen)

              *                     	Trustee
	6/18/99
(John P. Toolan)

/s/ Lewis E. Daidone      	Senior
Vice President and Treasurer
	6/18/99
(Lewis E. Daidone)

*By: /s/ Christina T. Sydor	Secretary
	6/18/99
Christina T. Sydor
Pursuant to Power of Attorney



EXHIBIT INDEX

Exhibit No. 	Exhibit

j. 	Auditors' Consent (to be filed by further amendment).